UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑22987

Pioneer ILS Interval Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742‑7825
Date of fiscal year end: October 31, 2024
Date of reporting period: November 1, 2023 through April 30, 2024

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer ILS Interval Fund
Semiannual Report  |  April 30, 2024

Ticker Symbol: XILSX

1Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Portfolio Summary  |  4/30/24
Portfolio Diversification

(As a percentage of total investments)*
Sector Diversification by Risk

(As a percentage of total investments)*
Pioneer ILS Interval Fund | Semiannual Report | 4/30/242

Portfolio Summary  |  4/30/24 (continued)
10 Largest Holdings

(As a percentage of total investments)*
1.	Gullane Re 2024, 12/31/29	7.96%
2.	Thopas Re 2024, 12/31/29	7.69
3.	Torricelli Re 2023, 6/30/29	5.54
4.	PI0047 2024-1, 12/31/29	4.83
5.	Merion Re 2022-2, 12/31/27	4.75
6.	Berwick Re 2024-1, 12/31/29	4.72
7.	Bantry Re 2024, 12/31/29	4.50
8.	Carnoustie Re 2024, 12/31/29	3.85
9.	Pangaea Re 2024-1, 12/31/29	3.53
10.	Clearwater Re 2023, 3/31/29	3.27
*  Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
3Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Prices and Distributions  |  4/30/24
Net Asset Value per Share
	4/30/24	10/31/23
Net Asset Value	$9.00	$9.40
Distributions
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
11/1/23 – 4/30/24	$1.0911	$—	$—
The data shown above represents past performance, which is no guarantee of future results.
Index Definition
The ICE Bank of America (ICE BofA) 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses associated with a closed-end interval fund. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $1,000,000 Investment” chart appearing on page 5.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/244

Performance Update  |  4/30/24
Investment Returns

The mountain chart on the right shows the change in market value, including the reinvestment of dividends and distributions, of a $1,000,000 investment made in common shares of Pioneer ILS Interval Fund during the periods shown, compared to that of the ICE Bank of America (ICE BofA) 3-Month U.S. Treasury Bill Index.*
Average Annual Total Return (As of April 30, 2024)
Period	Net Asset Value (NAV)	ICE BofA 3-Month U.S. Treasury Bill Index
Life of Fund (12/22/14)	4.48%	1.52%
5 Years	6.77	2.07
1 Year	20.73	5.36
Expense Ratio (Per prospectus dated March 1, 2024)
Gross
1.95%
Value of $1,000,000 Investment
Call 1-844-391-3034 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. All results are historical and assume the reinvestment of dividends and capital gains.
The Fund does not assess a sales charge. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
* Performance of common shares of the Fund shown in the graph above is from the inception of common shares on 12/22/14 through 04/30/24. Index information shown in the graph above is from 12/31/14 through 04/30/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions.
Please refer to the financial highlights for a more current expense ratio.
5Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Schedule of Investments  |  4/30/24
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 97.4% of Net Assets#
	Event Linked Bonds — 18.8%
	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 10.121%, (SOFR + 479 bps), 3/31/26 (144A)	$ 759,975
	Earthquakes – Mexico — 0.3%
1,000,000(a)	International Bank for Reconstruction & Development, 9.551%, (SOFR + 422 bps), 4/24/28 (144A)	$ 999,000
1,000,000(a)	International Bank for Reconstruction & Development, 18.831%, (SOFR + 1,350 bps), 4/28/28 (144A)	999,000
		$1,998,000

	Earthquakes – U.S. — 0.2%
1,500,000(a)	Veraison Re, 10.13%, (3 Month U.S. Treasury Bill + 475 bps), 3/8/27 (144A)	$ 1,509,750
	Flood – U.S. — 4.7%
5,000,000(a)	FloodSmart Re, 17.209%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 4,862,500
19,900,000(a)	FloodSmart Re, 19.38%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	19,890,050
2,450,000(a)	FloodSmart Re, 21.629%, (1 Month U.S. Treasury Bill + 1,625 bps), 3/11/26 (144A)	2,453,920
2,500,000(a)	FloodSmart Re, 22.63%, (3 Month U.S. Treasury Bill + 1,725 bps), 3/12/27 (144A)	2,443,500
750,000(a)	FloodSmart Re, 26.88%, (1 Month U.S. Treasury Bill + 2,150 bps), 3/11/26 (144A)	753,075
		$30,403,045

	Multiperil – Japan — 0.1%
500,000(a)	Umigame Re Pte, 10.133%, (3 Month U.S. Treasury Bill + 475 bps), 4/7/25 (144A)	$ 494,000
	Multiperil – U.S. — 4.4%
1,000,000(a)	Atela Re, Ltd., 19.582%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	$ 1,000,000
750,000(a)	Four Lakes Re, 14.88%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	746,100
2,500,000(a)	Herbie Re, 11.38%, (3 Month U.S. Treasury Bill + 600 bps), 1/7/28 (144A)	2,462,500
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/246

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
1,500,000(a)	Herbie Re, 14.379%, (3 Month U.S. Treasury Bill + 900 bps), 1/7/28 (144A)	$ 1,480,500
350,000(a)	Hypatia Re, 15.879%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	367,675
2,250,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	2,200,950
2,000,000(a)	Merna Re II, 12.91%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	2,023,400
1,000,000(a)	Merna Re II, 13.132%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,036,200
2,000,000(a)	Mystic Re, 17.372%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	2,032,400
2,250,000(a)	Residential Re, 14.032%, (3 Month U.S. Treasury Bill + 866 bps), 12/6/24 (144A)	2,172,600
13,000,000(a)	Sanders Re, 11.129%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	13,032,500
250,000(a)	Sanders Re III, 11.13%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	250,525
		$28,805,350

	Multiperil – U.S. & Canada — 1.2%
250,000(a)	Matterhorn Re, 11.102%, (SOFR + 575 bps), 12/8/25 (144A)	$ 230,000
2,000,000(a)	Mona Lisa Re, 12.38%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,981,600
2,000,000(a)	Mona Lisa Re, 17.88%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	2,141,400
1,000,000(a)	Montoya Re, 16.88%, (1 Month U.S. Treasury Bill + 1,150 bps), 4/7/27 (144A)	1,025,300
2,000,000(a)	Ramble Re, 11.629%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	1,976,800
750,000(a)	Vista Re, 12.131%, (3 Month U.S. Treasury Bill + 675 bps), 5/21/24 (144A)	749,625
		$8,104,725

	Multiperil – U.S. Regional — 0.3%
2,457,618(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	$ 2,040,069
The accompanying notes are an integral part of these financial statements.
7Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Principal Amount USD ($)		Value
	Multiperil – Worldwide — 0.4%
2,000,000(a)	Kendall Re, 11.63%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	$ 2,000,070
750,000(a)	Kendall Re, 13.127%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	749,967
		$2,750,037

	Windstorm – Florida — 1.1%
1,000,000(a)	Armor Re, 15.63%, (3 Month U.S. Treasury Bill + 1,025 bps), 5/7/27 (144A)	$ 999,000
1,000,000(a)	Integrity Re, 18.63%, (1 Month U.S. Treasury Bill + 1,325 bps), 6/6/26 (144A)	990,200
1,000,000(a)	Integrity Re, 28.374%, (1 Month U.S. Treasury Bill + 2,300 bps), 6/6/26 (144A)	985,000
250,000(a)	Integrity Re II Pte, 6.083%, (3 Month USD LIBOR + 50 bps), 4/12/28 (144A)	2,500
1,750,000(a)	Merna Re II, 10.882%, (3 Month U.S. Treasury Bill + 551 bps), 7/8/24 (144A)	1,748,250
2,500,000(a)	Palm Re, 14.879%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	2,497,500
		$7,222,450

	Windstorm – Japan — 0.3%
1,750,000(a)	Sakura Re, 7.784%, (3 Month U.S. Treasury Bill + 241 bps), 4/7/25 (144A)	$ 1,730,750
	Windstorm – Louisana — 0.2%
1,000,000(a)	Bayou Re, 24.881%, (1 Month U.S. Treasury Bill + 1,950 bps), 5/26/26 (144A)	$ 1,039,100
	Windstorm – Mexico — 0.1%
500,000(a)	International Bank for Reconstruction & Development, 16.331%, (SOFR + 1,100 bps), 4/24/28 (144A)	$ 499,500
	Windstorm - New York — 0.7%
4,250,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 4,262,325
	Windstorm – North Carolina — 0.3%
2,000,000(a)	Cape Lookout Re, 13.377%, (1 Month U.S. Treasury Bill + 800 bps), 4/5/27 (144A)	$ 1,998,000
	Windstorm – Texas — 1.7%
5,250,000(a)	Alamo Re, 11.379%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 5,244,750
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/248

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Texas — (continued)
2,000,000(a)	Alamo Re, 13.13%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	$ 1,997,000
3,750,000(a)	Alamo Re, 16.627%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	3,744,375
		$10,986,125

	Windstorm – U.S. — 0.3%
1,250,000(a)	Bonanza Re, 11.16%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	$ 1,173,375
1,000,000(a)	Gateway Re, 15.38%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	1,031,900
		$2,205,275

	Windstorm – U.S. Multistate — 0.4%
1,500,000(a)	Gateway Re, 5.377%, (1 Month U.S. Treasury Bill + 0 bps), 12/23/24 (144A)	$ 1,401,450
1,250,000(a)	Gateway Re, 6.877%, (1 Month U.S. Treasury Bill + 150 bps), 7/8/27 (144A)	1,247,000
		$2,648,450

	Windstorm – U.S. Regional — 0.6%
1,000,000(a)	Citrus Re, 14.379%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/26 (144A)	$ 1,032,700
1,250,000(a)	Citrus Re, 14.627%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	1,243,625
1,750,000(a)	Citrus Re, 15.877%, (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/27 (144A)	1,740,375
		$4,016,700

	Winterstorm – Florida — 1.4%
5,000,000(a)	Integrity Re, 17.38%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 5,122,000
3,500,000(a)	Lightning Re, 16.379%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	3,673,600
		$8,795,600

	Total Event Linked Bonds	$122,269,226

Face Amount USD ($)
Collateralized Reinsurance — 17.8%
Multiperil – Massachusetts — 0.1%
750,000(b)(c)+	Portsalon Re 2022, 5/31/28	$ 687,675
The accompanying notes are an integral part of these financial statements.
9Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Face Amount USD ($)		Value
	Multiperil – U.S. — 9.3%
13,944,962(c)+	Ballybunion Re 2022, 12/31/27	$ —
19,066,714(b)(c)+	Ballybunion Re 2023, 12/31/28	11,737,444
15,000,000(b)(c)+	Gamboge Re, 3/31/29	15,732,000
4,994,779(b)(c)+	Maidstone Re 2018, 1/31/25	—
29,516,457(b)(c)+	PI0047 2024-1, 12/31/29	30,599,643
3,062,750(b)(c)+	Riviera Re 2017, 4/30/25	393,257
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/25	1,662,643
		$60,124,987

	Multiperil – Worldwide — 8.4%
5,330,000(b)(c)+	Amaranth Re 2024, 12/31/29	$ 4,860,286
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/24	—
4,537,500(b)(c)+	Cypress Re 2017, 1/31/25	454
11,935,217(b)(c)+	Dartmouth Re 2018, 1/31/25	1,789,193
7,900,000(b)(c)+	Dartmouth Re 2021, 12/31/24	2,448,298
8,999,880(c)+	Kingston Heath Re 2021, 12/31/24	435
5,850,000(b)(c)+	Kingston Heath Re 2024, 12/31/29	4,814,638
5,273,540(b)(c)+	Lindrick Re 2018, 6/15/24	560,050
11,750,000(b)(c)+	Merion Re 2024-1, 12/31/29	10,568,243
6,762,500(b)(c)+	Oakmont Re 2023, 4/1/29	6,763,061
9,250,000(b)(c)+	Old Head Re 2022, 12/31/27	4,625,000
9,000,000(b)(c)+	Old Head Re 2024, 12/31/29	7,558,206
4,850,000(b)(c)+	PI0046 2024, 12/31/29	4,091,978
2,500,000(b)(c)+	Pine Valley Re 2024, 12/31/28	2,205,325
5,150,000(b)(c)+	Portsalon Re 2021, 6/30/25	1,530,492
5,000,000(b)(c)+	Resilience Re, 5/1/25	—
8,050,000(b)(c)+	Walton Health Re 2019, 6/30/24	2,026,031
5,250,000(b)(c)+	Walton Health Re 2022, 12/15/27	765,205
9,650,000(b)(c)+	Walton Heath Re 2021, 1/15/25	733
		$54,607,628

	Windstorm – Florida — 0.0%†
8,569,000(b)(c)+	Formby Re 2018, 2/28/25	$ —
1,021,875(b)(c)+	Isosceles Re, 5/31/29	108,114
5,500,405(b)(c)+	Portrush Re 2017, 6/15/24	550
		$108,664

	Windstorm – U.S. Multistate — 0.0%†
7,115,790(c)+	White Heron Re, 5/31/29	$ 185,213
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2410

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
11,521,321(b)(c)+	Oakmont Re 2020, 3/31/27	$ —
	Total Collateralized Reinsurance	$115,714,167

	Reinsurance Sidecars — 60.8%
	Multiperil – U.S. — 3.5%
21,755,605(c)+	Carnoustie Re 2023, 12/31/28	$ 1,629,123
13,440,056(b)(c)+	Clearwater Re 2023, 3/31/29	20,736,691
33,700,000(b)(d)+	Harambee Re 2018, 12/31/24	—
27,831,163(b)(d)+	Harambee Re 2019, 12/31/24	52,879
27,000,000(b)(d)+	Harambee Re 2020, 12/31/24	615,600
		$23,034,293

	Multiperil – U.S. Regional — 0.0%†
5,110,275(b)(c)+	Brotherhood Re, 1/31/25	$ —
	Multiperil – Worldwide — 57.3%
2,000,000(d)+	Alturas Re 2020-3, 9/30/24	$ —
7,273,599(b)(d)+	Alturas Re 2021-3, 7/31/25	308,401
7,796,973(b)(d)+	Alturas Re 2022-2, 12/31/27	863,125
30,000,000(c)+	Bantry Re 2021, 12/31/24	99,825
27,060,000(b)(c)+	Bantry Re 2024, 12/31/29	28,513,892
51,030,677(c)+	Berwick Re 2020-1, 12/31/24	366,187
28,772,238(b)(c)+	Berwick Re 2024-1, 12/31/29	29,895,654
23,516,314(b)(c)+	Carnoustie Re 2024, 12/31/29	24,420,882
18,279,410(b)(c)+	Clearwater Re 2022, 3/31/28	571,888
17,060,000(c)+	Eccleston Re 2023, 11/30/28	1,806,984
1,988,789(b)(c)+	Eden Re II, 3/21/25 (144A)	372,699
3,340,000(b)(c)+	Eden Re II, 3/20/26 (144A)	678,588
125,000(c)+	Eden Re II, 3/19/27 (144A)	1,019,542
12,300,000(b)(c)+	Eden Re II, 3/17/28 (144A)	12,728,040
22,970,000(b)(c)+	Gleneagles Re 2021, 12/31/24	2,297
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	8,341,754
47,710,184(c)+	Gullane Re 2018, 12/31/24	—
47,546,097(c)+	Gullane Re 2023, 12/31/28	1,313,026
48,060,000(b)(c)+	Gullane Re 2024, 12/31/29	50,468,554
3,500,000(b)(d)+	Lion Rock Re 2020, 1/31/25	—
3,500,000(b)(d)+	Lion Rock Re 2021, 12/31/24	154,000
13,577,448(b)(d)+	Lorenz Re 2019, 6/30/24	137,132
47,630,000(b)(c)+	Merion Re 2021-2, 12/31/24	7,644,615
31,748,721(b)(c)+	Merion Re 2022-2, 12/31/27	30,101,327
28,383,000(c)+	Pangaea Re 2021-3, 7/1/25	993,405
15,829,307(b)(c)+	Pangaea Re 2023-3, 5/31/29	18,355,487
21,400,000(b)(c)+	Pangaea Re 2024-1, 12/31/29	22,365,194
The accompanying notes are an integral part of these financial statements.
11Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,767,000(b)(c)+	Phoenix 3 Re 2023-3, 1/4/27	$ 3,138,055
3,865,000(b)(c)+	RosaPenna Re 2021, 7/31/25	154,600
1,600,000(b)(c)+	RosaPenna Re 2022, 6/30/28	1,538,569
287,975(b)(c)+	Sector Re V, 12/1/24 (144A)	527,845
125,000(b)(c)+	Sector Re V, 12/1/24 (144A)	229,119
90,673(c)+	Sector Re V, 3/1/27 (144A)	377,985
19,618(b)(c)+	Sector Re V, 12/1/27 (144A)	803,590
16,000,000(b)(c)+	Sector Re V, 12/1/28 (144A)	17,764,203
8,300,000(b)(c)+	Sector Re V, 12/1/28 (144A)	9,215,180
33,083,230(b)(c)+	Sussex Re 2020-1, 12/31/24	43,008
35,500,000(c)+	Sussex Re 2021-1, 12/31/24	17,750
20,750,000(c)+	Sussex Re 2022, 12/31/27	570,625
19,180,000(b)(d)+	Thopas Re 2020, 12/31/24	3,836
40,000,000(d)+	Thopas Re 2021, 12/31/24	416,000
43,771,241(d)+	Thopas Re 2022, 12/31/27	—
45,672,917(d)+	Thopas Re 2023, 12/31/28	—
45,672,917(b)+	Thopas Re 2024, 12/31/29	48,751,272
28,214,522(d)+	Torricelli Re 2021, 7/31/25	578,398
26,000,000(d)+	Torricelli Re 2022, 6/30/28	526,240
27,000,000(b)(d)+	Torricelli Re 2023, 6/30/29	35,091,630
27,500,000(b)(d)+	Viribus Re 2018, 12/31/24	—
11,676,844(d)+	Viribus Re 2019, 12/31/24	—
17,333,977(b)(d)+	Viribus Re 2020, 12/31/24	575,488
18,736,586(b)(d)+	Viribus Re 2022, 12/31/27	687,633
23,750,000(d)+	Viribus Re 2023, 12/31/28	3,819,000
3,958,334(b)(c)+	Viribus Re 2024, 12/31/29	3,958,334
17,003,469(b)(c)+	Woburn Re 2019, 12/31/24	2,340,548
		$372,651,406

	Total Reinsurance Sidecars	$395,685,699

	Total Insurance-Linked Securities (Cost $601,421,708)	$633,669,092

The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2412

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 2.6% of Net Assets
	Open-End Fund — 2.6%
17,159,918(e)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 17,159,918
		$17,159,918

	TOTAL SHORT TERM INVESTMENTS (Cost $17,159,918)	$17,159,918

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $618,581,626)	$650,829,010
	OTHER ASSETS AND LIABILITIES — 0.0%†	$1,901
	net assets — 100.0%	$650,830,911

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $165,986,017, or 25.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2024.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/4/2024	$5,250,000	$5,244,750
Alamo Re	4/4/2024	2,000,000	1,997,000
Alamo Re	4/4/2024	3,750,000	3,744,375
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	7/1/2021	807,020	308,401
Alturas Re 2022-2	1/18/2022	431,460	863,125
Amaranth Re 2024	2/5/2024	4,495,196	4,860,286
Armor Re	4/11/2024	1,000,000	999,000
Atela Re, Ltd.	4/29/2024	1,000,000	1,000,000
Ballybunion Re 2022	3/9/2022	—	—
Ballybunion Re 2023	3/20/2023	9,559,749	11,737,444
The accompanying notes are an integral part of these financial statements.
13Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2021	1/11/2021	$—	$99,825
Bantry Re 2024	2/1/2024	27,060,000	28,513,892
Bayou Re	2/5/2024	1,044,850	1,039,100
Berwick Re 2020-1	9/18/2020	—	366,187
Berwick Re 2024-1	1/10/2024	28,772,238	29,895,654
Bonanza Re	1/27/2023	1,127,729	1,173,375
Brotherhood Re	1/22/2018	812,867	—
Cape Lookout Re	3/12/2024	2,000,000	1,998,000
Carnoustie Re 2023	2/15/2023	—	1,629,123
Carnoustie Re 2024	1/11/2024	23,516,314	24,420,882
Cerulean Re 2018-B1	9/10/2018	3,089,311	—
Citrus Re	4/27/2023	1,000,000	1,032,700
Citrus Re	3/19/2024	1,250,000	1,243,625
Citrus Re	3/19/2024	1,750,000	1,740,375
Clearwater Re 2022	2/10/2023	—	571,888
Clearwater Re 2023	5/3/2023	13,440,056	20,736,691
Cypress Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	4,120,541	1,789,193
Dartmouth Re 2021	1/19/2021	905,791	2,448,298
Eccleston Re 2023	7/13/2023	—	1,806,984
Eden Re II	1/25/2021	1,058,828	372,699
Eden Re II	1/21/2022	1,194,632	678,588
Eden Re II	1/17/2023	—	1,019,542
Eden Re II	1/10/2024	12,300,000	12,728,040
FloodSmart Re	2/14/2022	5,000,000	4,862,500
FloodSmart Re	2/23/2023	2,450,000	2,453,920
FloodSmart Re	2/23/2023	750,000	753,075
FloodSmart Re	2/29/2024	19,900,000	19,890,050
FloodSmart Re	2/29/2024	2,500,000	2,443,500
Formby Re 2018	7/9/2018	26,626	—
Four Lakes Re	2/2/2024	750,701	746,100
Gamboge Re	4/24/2023	12,677,861	15,732,000
Gateway Re	7/14/2023	1,000,000	1,031,900
Gateway Re	3/11/2024	1,250,000	1,247,000
Gateway Re	3/11/2024	1,409,093	1,401,450
Gleneagles Re 2021	1/13/2021	420,351	2,297
Gleneagles Re 2022	1/18/2022	7,793,351	8,341,754
Gullane Re 2018	3/2/2018	—	—
Gullane Re 2023	1/20/2023	—	1,313,026
Gullane Re 2024	2/14/2024	48,060,000	50,468,554
Harambee Re 2018	12/19/2017	715,477	—
Harambee Re 2019	12/20/2018	—	52,879
Harambee Re 2020	2/27/2020	—	615,600
Herbie Re	2/15/2024	2,500,000	2,462,500
Herbie Re	2/15/2024	1,500,000	1,480,500
Hypatia Re	3/27/2023	350,000	367,675
Integrity Re	3/23/2023	5,154,312	5,122,000
Integrity Re	3/1/2024	1,000,000	990,200
Integrity Re	3/1/2024	1,000,000	985,000
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2414

Schedule of Investments  |  4/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Integrity Re II Pte	3/18/2020	$250,000	$2,500
International Bank for Reconstruction & Development	3/17/2023	750,000	759,975
International Bank for Reconstruction & Development	4/3/2024	1,000,000	999,000
International Bank for Reconstruction & Development	4/3/2024	1,000,000	999,000
International Bank for Reconstruction & Development	4/3/2024	500,000	499,500
Isosceles Re	9/7/2023	1,792	108,114
Kendall Re	4/22/2024	2,000,000	2,000,070
Kendall Re	4/22/2024	750,000	749,967
Kingston Heath Re 2021	1/13/2021	—	435
Kingston Heath Re 2024	1/26/2024	4,299,750	4,814,638
Lightning Re	3/20/2023	3,616,003	3,673,600
Lindrick Re 2018	6/21/2018	111,275	560,050
Lion Rock Re 2020	3/27/2020	42,913	—
Lion Rock Re 2021	3/1/2021	920,972	154,000
Lorenz Re 2019	6/26/2019	2,225,025	137,132
Maidstone Re 2018	1/8/2018	1,130,274	—
Matterhorn Re	1/29/2020	2,457,618	2,040,069
Matterhorn Re	12/15/2021	250,000	230,000
Matterhorn Re	1/29/2024	2,255,994	2,200,950
Merion Re 2021-2	12/28/2020	12,959,835	7,644,615
Merion Re 2022-2	3/1/2022	31,748,721	30,101,327
Merion Re 2024-1	1/17/2024	9,911,927	10,568,243
Merna Re II	6/8/2021	1,749,973	1,748,250
Merna Re II	4/5/2023	1,000,000	1,036,200
Merna Re II	3/28/2024	2,042,239	2,023,400
MetroCat Re	2/21/2024	4,341,955	4,262,325
Mona Lisa Re	12/30/2022	2,000,000	2,141,400
Mona Lisa Re	2/22/2024	2,006,140	1,981,600
Montoya Re	12/28/2023	1,000,000	1,025,300
Mystic Re	4/17/2024	2,033,383	2,032,400
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2023	2/15/2024	5,872,535	6,763,061
Old Head Re 2022	1/6/2022	6,966,674	4,625,000
Old Head Re 2024	1/5/2024	6,620,062	7,558,206
Palm Re	4/4/2024	2,500,000	2,497,500
Pangaea Re 2021-3	6/17/2021	—	993,405
Pangaea Re 2023-3	7/5/2023	15,829,307	18,355,487
Pangaea Re 2024-1	2/27/2024	21,400,000	22,365,194
Phoenix 3 Re 2023-3	12/21/2020	2,403,322	3,138,055
PI0046 2024	1/26/2024	3,595,819	4,091,978
PI0047 2024-1	1/26/2024	29,516,457	30,599,643
Pine Valley Re 2024	1/17/2024	2,072,982	2,205,325
Portrush Re 2017	6/12/2017	4,218,727	550
Portsalon Re 2021	8/3/2021	734,386	1,530,492
Portsalon Re 2022	7/20/2022	606,475	687,675
The accompanying notes are an integral part of these financial statements.
15Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Restricted Securities	Acquisition date	Cost	Value
Ramble Re	2/26/2024	$2,000,000	$1,976,800
Residential Re	10/30/2020	2,250,000	2,172,600
Resilience Re	2/8/2017	2,413	—
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	1,662,643
RosaPenna Re 2021	7/16/2021	—	154,600
RosaPenna Re 2022	9/6/2022	1,441,769	1,538,569
Sakura Re	3/24/2021	1,750,000	1,730,750
Sanders Re	1/16/2024	13,000,000	13,032,500
Sanders Re III	3/24/2023	250,000	250,525
Sector Re V	1/1/2020	4,846	527,845
Sector Re V	12/11/2020	19,346	229,119
Sector Re V	5/19/2022	—	377,985
Sector Re V	12/30/2022	—	803,590
Sector Re V	12/4/2023	16,000,000	17,764,203
Sector Re V	12/29/2023	8,300,000	9,215,180
Sussex Re 2020-1	1/21/2020	—	43,008
Sussex Re 2021-1	12/30/2020	—	17,750
Sussex Re 2022	1/27/2022	—	570,625
Thopas Re 2020	12/30/2019	—	3,836
Thopas Re 2021	12/30/2020	—	416,000
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	45,672,917	48,751,272
Torricelli Re 2021	7/1/2021	—	578,398
Torricelli Re 2022	7/26/2022	—	526,240
Torricelli Re 2023	7/26/2023	27,000,000	35,091,630
Umigame Re Pte	6/18/2021	500,000	494,000
Veraison Re	1/30/2024	1,500,000	1,509,750
Viribus Re 2018	12/22/2017	456,152	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	12/30/2019	1,667,280	575,488
Viribus Re 2022	4/11/2022	—	687,633
Viribus Re 2023	2/2/2023	—	3,819,000
Viribus Re 2024	3/19/2024	3,958,334	3,958,334
Vista Re	2/22/2024	751,587	749,625
Walton Health Re 2019	7/18/2019	227,700	2,026,031
Walton Health Re 2022	7/13/2022	18,375	765,205
Walton Heath Re 2021	6/28/2021	1,506,133	733
White Heron Re	8/30/2023	—	185,213
Woburn Re 2019	1/30/2019	1,945,438	2,340,548
Total Restricted Securities			$633,669,092
% of Net assets			97.4%
Purchases and sales of securities (excluding short-term investments) for the six months ended April 30, 2024, aggregated $396,272,248 and $160,223,937, respectively.
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2416

Schedule of Investments  |  4/30/24
(unaudited) (continued)
At April 30, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $628,439,639 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$66,824,891
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(44,435,520)
Net unrealized appreciation	$22,389,371
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$687,675	$687,675
Multiperil – U.S.	—	—	60,124,987	60,124,987
Multiperil – Worldwide	—	—	54,607,628	54,607,628
Windstorm – Florida	—	—	108,664	108,664
Windstorm – U.S. Multistate	—	—	185,213	185,213
Windstorm – U.S. Regional	—	—	—*	—*
Reinsurance Sidecars
Multiperil – U.S.	—	—	23,034,293	23,034,293
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	372,651,406	372,651,406
All Other Insurance-Linked Securities	—	122,269,226	—	122,269,226
Open-End Fund	17,159,918	—	—	17,159,918
Total Investments in Securities	$17,159,918	$122,269,226	$511,399,866	$650,829,010
*	Securities valued at $0.
The accompanying notes are an integral part of these financial statements.
17Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/23	$586,268,740
Realized gain (loss)(1)	(1,563,805)
Changed in unrealized appreciation (depreciation)(2)	(34,458,989)
Return of capital	(244,520,323)
Purchases	301,424,529
Sales	(95,750,286)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 4/30/24	$511,399,866
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the period ended April 30, 2024, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2024:	$(1,310,540)
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2418

Statement of Assets and Liabilities  |  4/30/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $618,581,626)	$650,829,010
Receivables —
Interest	1,430,311
Other assets	17,893
Total assets	$652,277,214
LIABILITIES:
Payables —
Investment securities purchased	$1,000,000
Trustees’ fees	2,851
Professional fees	123,399
Transfer agent fees	57,881
Shareholder communications expense	13,704
Printing fees	13,020
Management fees	154,949
Administrative expenses	16,804
Accrued expenses	63,695
Total liabilities	$1,446,303
NET ASSETS:
Paid-in capital	$703,888,915
Distributable earnings (loss)	(53,058,004)
Net assets	$650,830,911
NET ASSET VALUE PER SHARE:
No par value
Based on $650,830,911/72,311,578 shares	$9.00
The accompanying notes are an integral part of these financial statements.
19Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$87,752,728
Interest from unaffiliated issuers	4,573,492
Total Investment Income		$92,326,220
EXPENSES:
Management fees	$5,563,294
Administrative expenses	116,969
Transfer agent fees	182,064
Shareholder communications expense	33,969
Custodian fees	11,760
Registration fees	14,861
Professional fees	123,707
Printing expense	7,477
Officers’ and Trustees’ fees	18,235
Insurance expense	57
Miscellaneous	74,225
Total expenses		$6,146,618
Net investment income		$86,179,602
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$(4,616,325)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(31,021,491)
Other assets and liabilities denominated in foreign currencies	(62)	$(31,021,553)
Net realized and unrealized gain (loss) on investments		$(35,637,878)
Net increase in net assets resulting from operations		$50,541,724
The accompanying notes are an integral part of these financial statements.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2420

Statements of Changes in Net Assets
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23
FROM OPERATIONS:
Net investment income (loss)	$86,179,602	$48,295,360
Net realized gain (loss) on investments	(4,616,325)	(33,839,475)
Change in net unrealized appreciation (depreciation) on investments	(31,021,553)	109,263,623
Net increase in net assets resulting from operations	$50,541,724	$123,719,508
DISTRIBUTIONS TO SHAREHOLDERS:
($1.09 and $0.22 per share, respectively)	$(79,228,973)	$(21,627,167)
Total distributions to shareholders	$(79,228,973)	$(21,627,167)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$40,968,782	$85,949,862
Reinvestment of distributions	14,572,022	4,270,048
Cost of shares repurchased	(58,340,084)	(316,506,896)
Net decrease in net assets resulting from Fund share transactions	$(2,799,280)	$(226,286,986)
Net decrease in net assets	$(31,486,529)	$(124,194,645)
NET ASSETS:
Beginning of period	$682,317,440	$806,512,085
End of period	$650,830,911	$682,317,440
	Six Months Ended 4/30/24 Shares (unaudited)	Six Months Ended 4/30/24 Amount (unaudited)	Year Ended 10/31/23 Shares	Year Ended 10/31/23 Amount
FUND SHARE TRANSACTION
Shares sold	4,794,746	$40,968,782	10,272,315	$85,949,862
Reinvestment of distributions	1,747,245	14,572,022	536,438	4,270,048
Less shares repurchased	(6,817,813)	(58,340,084)	(37,839,751)	(316,506,896)
Net decrease	(275,822)	$(2,799,280)	(27,030,998)	$(226,286,986)
The accompanying notes are an integral part of these financial statements.
21Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Statement of Cash Flows (unaudited)
FOR THE SIX MONTHS ENDED 4/30/24
Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$50,541,724
Adjustments to reconcile net increase in net assets resulting from operations to net cash from operating activities:
Purchases of investment securities	$(150,751,925)
Proceeds from disposition and maturity of investment securities	162,280,329
Net purchases of short term investments	(15,193,562)
Net accretion and amortization of discount/premium on investment securities	(120,392)
Net realized loss on investments in unaffiliated issuers	4,616,325
Change in unrealized depreciation on investments in unaffiliated issuers	31,021,491
Increase in interest receivable	(216,560)
Decrease in other assets	3,449
Decrease in management fees payable	(7,534)
Increase in Trustees’ fees payable	313
Decrease in professional fees payable	(145,698)
Increase in transfer agent fees payable	774
Increase in shareholder communication expense payable	198
Decrease in administrative expenses payable	(3,593)
Increase in printing fees payable	310
Decrease in custodian fees payable	(897)
Increase in accrued expenses payable	32,381
Net cash from operating activities	$82,057,133
Cash Flows Used In Financing Activities:
Proceeds from shares sold	$40,968,782
Decrease in overdraft due to custodian	(28,880)
Distributions to shareholders	(79,228,973)
Less shares repurchased	(58,340,084)
Reinvestment of distributions	14,572,022
Net cash flows used in financing activities	$(82,057,133)
NET INCREASE (DECREASE) IN CASH	$—
Cash:
Beginning of period*	$—
End of period*	$—
*	The following table provides a reconciliation of cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows:

	Six Months Ended 4/30/24	Year Ended 10/31/23
Cash	$—	$—
Total cash shown in the Statement of Cash Flows	$—	$—
The accompanying notes are an integral part of these financial statements
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2422

Financial Highlights
	Six Months Ended 4/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Per Share Operating Performance
Net asset value, beginning of period	$9.40	$8.10	$8.43	$8.88	$8.79	$9.93
Increase (decrease) from investment operations:
Net investment income (loss)(a)	$1.18	$0.58	$0.28	$0.30	$0.33	$0.06
Net realized and unrealized gain (loss) on investments	(0.49)	0.94	(0.44)	(0.31)	0.31	(0.65)
Net increase (decrease) from investment operations	$0.69	$1.52	$(0.16)	$(0.01)	$0.64	$(0.59)
Distributions to shareholders:
Net investment income	$(1.09)	$(0.22)	$(0.17)	$(0.44)(b)	$(0.55)(b)	$(0.55)(b)
Total distributions	$(1.09)	$(0.22)	$(0.17)	$(0.44)	$(0.55)	$(0.55)
Net increase (decrease) in net asset value	$(0.40)	$1.30	$(0.33)	$(0.45)	$0.09	$(1.14)
Net asset value, end of period	$9.00	$9.40	$8.10	$8.43	$8.88	$8.79
Total return at net asset value(c)	8.27%(d)	19.22%	(1.97)%	(0.11)%	7.77%	(5.85)%
Ratio of net expenses to average net assets	1.93%(e)	1.94%	1.88%	1.91%	1.93%	1.96%
Ratio of net investment income (loss) to average net assets	27.11%(e)	6.78%	3.41%	3.46%	3.92%	0.68%
Portfolio turnover rate	26%(d)	41%	45%	70%	60%	50%
Net assets, end of period (in thousands)	$650,831	$682,317	$806,512	$982,923	$876,126	$831,640
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount of distributions made to shareowners during the year was in excess of the net investment income earned by the Fund during the year.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
23Pioneer ILS Interval Fund | Semiannual Report | 4/30/24

Notes to Financial Statements  |  4/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer ILS Interval Fund (the “Fund”) was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to seek total return.
Amundi Asset Management US, Inc., an indirect wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”). Shares are offered at the Fund’s current net asset value (“NAV”) per share.
The Fund’s ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. The Adviser or the Distributor may waive the Fund’s minimum investment requirements.
The Fund is an “interval” fund and makes periodic offers to repurchase shares (See Note 6). Except as permitted by the Fund’s structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareowners generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the
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1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations
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are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported
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net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
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statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$21,627,167
Total	$21,627,167
The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$64,598,113
Capital loss carryforward	(142,379,730)
Net unrealized appreciation	53,410,862
Total	$(24,370,755)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax adjustments relating to ILS securities.
E.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have
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experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund invests primarily in insurance-linked securities (“ILS”). ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of
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one or more trigger events, as defined within the terms of an insurance-linked security. ILS carry significant risk. See note 1.G.
The Fund may invest in securities and other obligations of any credit quality, including those that are rated below investment grade (“high yield”), or are unrated but are determined by the Adviser to be of equivalent credit quality. Below investment grade securities are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
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The Fund may invest a significant amount of its total assets in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
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The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases or sales or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
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The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
F.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at April 30, 2024 are listed in the Schedule of Investments.
G.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but
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there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
H.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments. For the six months ended April 30, 2024, the Fund had no restricted cash presented on the Statement of Assets and Liabilities.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 1.75% of the Fund’s average daily net assets up to $1 billion, and 1.70% of the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2024, the effective management fee was equivalent to 1.75% (annualized) of the Fund’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $154,949 in management fees payable to the Adviser at April 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2434

to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2024, the Fund paid $18,235 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,851 and a payable for administrative expenses of $16,804, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2024, such out-of-pocket expenses were 33,969.
5. Repurchase Offers
The Fund is a closed-end “interval” fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund’s outstanding shares at NAV on a regular schedule.
The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund’s outstanding shares at their NAV per share unless the Fund’s Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund’s Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund’s shares illiquid.
In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer
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amount, or if shareowners submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.
Shares repurchased during the six months ended April 30, 2024 were as follows:
Commence- ment Date	Repurchase Request Deadline	Repurchase Pricing Date	NAV on Repurchase Pricing Date	Percentage of Outstanding Shares the Fund Offered to Repurchase	Amount of Shares the Fund Offered to Repurchase	Percentage of Shares Tendered That Were Repurchased	Number of Shares Tendered
10/20/23	11/27/23	12/11/23	$8.43	10%	7,656,948.66	51.05%	3,909,139.49
1/26/24	2/26/24	3/11/24	$8.83	10%	7,453,482.40	30.83%	2,297,681.34
4/19/24	5/20/24	6/3/24	$9.08	10%	7,390,702.43	23.94%	1,769,271.27
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2436

Additional Information   |  4/30/24
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer ILS Interval Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended October 31, 2023 and October 31, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund’s financial statements for such periods; or (2) “reportable events” related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
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Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Lorraine H. Monchak
Craig C. MacKay
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
Pioneer ILS Interval Fund | Semiannual Report | 4/30/2438

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-844-391-3034
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 28630-09-0624

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1.  Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2.  Financial information systems design and implementation*

3.  Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4.  Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5.  Internal audit outsourcing services*

6.  Management functions or human resources

7.  Broker or dealer, investment advisor, or investment banking services

8.  Legal services and expert services unrelated to the audit

9.  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer ILS Interval Fund

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date July 8, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Principal Financial Officer

Date July 8, 2024

*	Print the name and title of each signing officer under his or her signature.